Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 554,600	¥ 640,400
Others	30,100	32,900
Profit before tax	379,180	541,414
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(64,400)	(5,000)
Gains on equity instruments	70,300	51,900
Extraordinary gains or losses and others	18,500	(12,100)
Profit before tax under Japanese GAAP	579,000	675,200
Scope of consolidation	(900)	(2,700)
Derivative financial instruments	(43,200)	(45,700)
Investment securities	(37,200)	(18,100)
Loans and advances	7,600	(19,300)
Investments in associates and joint ventures	(125,200)	(17,300)
Property, plant and equipment	(900)	(1,100)
Lease accounting	(500)	(800)
Defined benefit plans	(16,200)	(25,800)
Foreign currency translation	3,400	(5,400)
Classification of equity and liability	6,300	6,000
Others	¥ 7,000	¥ (3,600)